                                                            SEMIANNUAL REPORT TO
                                                     SHAREHOLDERS FOR THE PERIOD
                                                            ENDED MARCH 31, 1999


LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)



KEMPER
CASH RESERVES FUND

              "... The fund performed as it should in a period of
                  volatility and lowered interest rates. ..."


                                                             [KEMPER FUNDS LOGO]

CONTENTS
3
PERFORMANCE
UPDATE
4
PORTFOLIO
STATISTICS
5
PORTFOLIO OF
INVESTMENTS
7
FINANCIAL
STATEMENTS
9
NOTES TO
FINANCIAL
STATEMENTS
12
FINANCIAL
HIGHLIGHTS
14
SHAREHOLDERS'
MEETING

AT A GLANCE

YIELDS

7-DAY ANNUALIZED YIELD FOR THE PERIOD ENDED MARCH 31, 1999

---------------------------------------------------------------------------
    KEMPER CASH RESERVES FUND CLASS A                             3.61%
---------------------------------------------------------------------------
    KEMPER CASH RESERVES FUND CLASS B                             2.58%
---------------------------------------------------------------------------
    KEMPER CASH RESERVES FUND CLASS C                             2.93%
---------------------------------------------------------------------------

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELDS ARE HISTORICAL AND WILL FLUCTUATE.

TERMS TO KNOW

FEDERAL FUNDS (Fed Funds) Commercial banks are required to keep these funds on deposit at the Federal Reserve Bank in their district. In order to meet these reserve requirements, occasionally commercial banks need to borrow funds. These funds are borrowed from banks that have an excess of the required amount on hand in what is called the "Fed Funds Market." The interest rate on these loans is called the "Fed Funds rate" and is the key money market rate that influences all other short-term rates.

MATURITY Maturity is the time remaining before an issuer is scheduled to repay the principal amount on a debt security. Money market instruments are debt securities.

7-DAY AVERAGE YIELD Every money market fund calculates its yield according to a standardized method prescribed by the Securities and Exchange Commission. Each day's yield is an average taken over a 7-day period. This average helps to minimize the effect of daily fluctuation in fund income, and therefore, yield.

U.S. TREASURIES These debt securities are issued by the U.S. Treasury and include Treasury bills, Treasury bonds and Treasury notes. They are considered the safest of all securities. Their safety rests in the power of the U.S. government to obtain tax revenues to repay its obligations, and in its historical record of always having done so.

PERFORMANCE UPDATE

[RACHWALSKI PHOTO]
FRANK RACHWALSKI IS A SENIOR VICE PRESIDENT OF SCUDDER KEMPER INVESTMENTS, INC. AND A LEAD PORTFOLIO MANAGER OF KEMPER CASH RESERVES FUND.

[COHEN PHOTO]
JERRI COHEN JOINED SCUDDER KEMPER INVESTMENTS IN 1981 AND IS A PORTFOLIO MANAGER OF KEMPER CASH RESERVES FUND. SHE IS A CHARTERED FINANCIAL ANALYST AND A CERTIFIED PUBLIC ACCOUNTANT.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

WITH THREE CONSECUTIVE CUTS IN INTEREST RATES IN THE FALL OF 1998, THE FEDERAL RESERVE BOARD (THE FED) HAD A BIG IMPACT ON MONEY MARKET FUNDS. BECAUSE YIELDS WILL ALWAYS MOVE, WITH SOME LAG-TIME, IN THE SAME DIRECTION AS THE FEDERAL FUNDS RATE, THE SIX MONTHS COVERED PROVED TO BE CHALLENGING FOR MONEY MARKET FUND MANAGERS. PORTFOLIO MANAGER FRANK RACHWALSKI DISCUSSES MARKET EVENTS AND KEMPER CASH RESERVE FUND'S PERFORMANCE DURING THIS PERIOD.

Q     FRANK, PRIOR TO THE INTEREST RATE CUTS THAT STARTED IN SEPTEMBER 1998, THE
FED HAD LEFT INTEREST RATES UNCHANGED FOR MORE THAN A YEAR. WITH A STABLE U.S. ECONOMY AND LOW EXPECTATION OF INFLATION, WHAT PROMPTED THE FED TO CHANGE COURSE IN THEIR POLICY?

A     Several factors entered into the decision. The economic problems in Asia that surfaced toward the end of 1997 continued, as political leaders in these countries were unable to correct the situation. In addition, economic problems in Russia and Latin America appeared. Eventually, the financial turmoil overseas started to take its toll on the U.S. economy with the stock market plunge in late August as investors fled to safer investments. In fact, with foreign and domestic investors pouring money into U.S. Treasury securities, the 30-year Treasury bond was trading below the Fed Funds rate (see Terms to Know) for the first time since 1989. What this means for investors is very low yields on their longer-term bonds.

      The Fed needed to take action at this point to both stabilize financial markets and provide some protection from slower economic growth by lowering interest rates.

Q     DID THIS MOVE WORK?

A     Yes, it did. We saw a quick recovery in the stock market and investor concerns dissipated. This, in turn, brought the spread between long-term rates for U.S. Treasuries and the Fed Funds rate more in line.

Q     HOW DID ALL THIS TURMOIL, INCLUDING THE THREE CONSECUTIVE CUTS IN INTEREST
RATES, AFFECT KEMPER CASH RESERVES FUND?

A     Invariably, the rate cuts caught up with the fund. Because money market funds invest in shorter maturities, there is no way to avoid this. When the rates on short-term securities drop, money market yields follow.

Q     WHAT WAS YOUR INVESTMENT STRATEGY FOR THE FUND DURING THIS TIME, AND HOW
DO YOU FEEL IT PERFORMED GIVEN THIS MARKET CLIMATE?

A     At the beginning of this period, we wanted to extend maturities because we felt the Fed was going to lower interest rates, but with long-term issues unattractively priced, there wasn't any reward in extending.

      However, when rates started getting more in balance toward the end of the year, we selectively looked to extend and when the market offered value for long maturities, we took advantage of the opportunity. In all, I feel the fund performed as it should in a period of volatility and lowered interest rates.

PERFORMANCE UPDATE

Q     WHAT DO YOU SEE HAPPENING IN THE MARKETPLACE DURING THE NEXT SIX MONTHS,
AND WHAT IS YOUR STRATEGY FOR THE REMAINDER OF THE FUND'S FISCAL YEAR?

A     As we expected, inflation pressures did not emerge in the first quarter of
1999. Consumer spending is still strong, the labor market is tight and the Federal Reserve Board has been patient, taking a wait-and-see attitude.

      We plan to keep the maturities of our investments in the neutral range -- between 20-30 days. This decision is based on our expectations that the Fed won't tighten any time soon, coupled with the yield curve remaining relatively flat and the market's anticipated seasonal softening as the tax season comes to a close in the second quarter.

      Our main goal is to search for value to ensure the consistent performance we feel we have always provided our shareholders.

-------------------------------------------------------------------------------
PORTFOLIO STATISTICS
PORTFOLIO COMPOSITION*

                                                             ON 3/31/99
    COMMERCIAL PAPER, FIRST TIER                                  65%
-------------------------------------------------------------------------------
    CERTIFICATES OF DEPOSIT                                       23
-------------------------------------------------------------------------------
    U.S. GOVERNMENT AGENCY NOTES                                  12
-------------------------------------------------------------------------------
    TOTAL                                                        100%

                                  [PIE CHART]

-------------------------------------------------------------------------------
* PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO OF INVESTMENTS

KEMPER CASH RESERVES FUND
PORTFOLIO OF INVESTMENTS AT MARCH 31, 1999 (UNAUDITED)
(VALUE IN THOUSANDS)


-----------------------------------------------------------
CORPORATE OBLIGATIONS                              VALUE
-----------------------------------------------------------
 BANKING--5.3%
           Abbey National N.A.
             4.92%, 4/6/99                       $  9,993
           Banque National de Paris
             4.91%, 6/22/99                         4,945
           Lloyds Bank, Plc.
             4.89%, 4/1/99                          5,000
-----------------------------------------------------------
                                                   19,938
-----------------------------------------------------------
 BUSINESS LOANS--14.5%
           Corporate Asset Funding Co.
             4.88%, 4/16/99                         4,990
           Delaware Funding Corp.
             4.89%, 4/16/99                         4,990
           Fairway Finance Corp.
             4.94%, 4/5/99                          9,994
           Mont Blanc Capital Corp.
             4.90%, 4/15/99                         4,990
           Quincy Capital Corp.
             4.88%, 4/9/99                          4,995
           Receivables Capital Corp.
             4.88%, 4/12/99                        14,978
           Sheffield Receivables Corp.
             4.90%, 4/13/99                         4,992
           Special Purpose Accounts
           Receivables Cooperative
             4.91%, 5/13/99                         4,972
-----------------------------------------------------------
                                                   54,901
-----------------------------------------------------------
 CAPITAL AND EQUIPMENT LENDING--1.3%
      (a)  John Deere Capital Corp.
             4.90%, 4/1/99                          4,998
-----------------------------------------------------------

 CAPTIVE BUSINESS LENDING--8.2%
           CSW Credit, Inc.
             4.90%-4.93%, 4/29/99-5/20/99           9,948
           Duke Capital Corp.
             5.08%, 4/1/99                         10,000
      (a)  FINOVA Capital Corp.
             5.05%, 6/11/99                         5,000
           Pemex Capital, Inc.
             4.91%, 6/21/99                         5,934
-----------------------------------------------------------
                                                   30,882
-----------------------------------------------------------
 CONSUMER LENDING--3.9%
           J.C. Penney Funding Corp.
             5.01%, 6/14/99                         4,949
           Sears Roebuck Acceptance Corp.
             4.89%, 4/28/99                         4,982
      (a)  Transamerica Finance Corp.
             5.22%, 4/22/99                         5,000
-----------------------------------------------------------
                                                   14,931



-----------------------------------------------------------
                                                  VALUE
-----------------------------------------------------------
 DIVERSIFIED FINANCE--9.2%
           Allstate Financial Corp.
             4.86%, 4/19/99                      $ 14,964
           CXC, Inc.
             4.88%, 4/26/99                         9,966
           Heller Financial, Inc.
             5.01%, 6/17/99                         4,947
           Twin Towers, Inc.
             4.92%, 5/25/99                         4,964
-----------------------------------------------------------
                                                   34,841
-----------------------------------------------------------
 FINANCIAL SERVICES--7.1%
      (a)  Bear Stearns Cos., Inc.
             4.91%, 4/19/99                         5,000
      (a)  Goldman Sachs Group, L.P.
             4.95%, 4/12/99                         5,000
           Lehman Brothers Holdings, Inc.
             5.06%, 6/21/99                         4,944
      (a)  Merrill Lynch & Co., Inc.
             4.91%, 4/21/99                         7,000
           Morgan Stanley, Dean Witter & Co.
             4.89%, 4/27/99                         4,982
-----------------------------------------------------------
                                                   26,926
-----------------------------------------------------------
 MANUFACTURING/INDUSTRIAL--6.6%
           Cooper Industries, Inc.
             5.05%, 4/1/99                         10,000
           Pitney Bowes, Inc.
             4.83%, 4/5/99                         14,992
-----------------------------------------------------------
                                                   24,992
-----------------------------------------------------------
 UTILITIES--9.2%
           AES Hawaii, Inc.
             4.85%, 4/23/99                        14,956
           California
             Oakland-Alameda County Coliseum
             4.91%, 5/7/99                          5,000
             Pollution Control Revenue
             4.91%, 6/1/99                          5,000
           GTE Corp.
             4.90%, 4/6/99                          9,993
-----------------------------------------------------------
                                                   34,949
-----------------------------------------------------------
           TOTAL CORPORATE OBLIGATIONS--65.3%
           (AVERAGE MATURITY: 25 DAYS)            247,358
-----------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(VALUE IN THOUSANDS)

-----------------------------------------------------------
                    BANK OBLIGATIONS              VALUE
-----------------------------------------------------------
 CERTIFICATES OF DEPOSIT--U.S. BANKS--16.4%
      (a)  Amex Centurian Bank
             4.93%, 4/19/99                      $  5,000
      (a)  Comerica Bank
             4.90%, 4/1/99                          4,998
      (a)  FCC National Bank
             4.80%, 4/1/99                          4,999
      (a)  BANKBOSTON Corp.
             5.06%, 4/7/99                          5,000
      (a)  First Union National Bank
             5.02%, 5/17/99                         5,000
           Fleet National Bank, N.A.
             4.92%, 4/15/99                        10,000
      (a)  Huntington National Bank
             4.99%, 4/5/99                          6,999
      (a)  Key Bank, N.A.
             4.89%, 4/29/99                         4,999
      (a)  J.P. Morgan & Co., Inc.
             4.86%, 4/7/99                          4,999
           Nationsbank, N.A.
             4.88%, 6/4/99                          5,000
      (a)  Northern Trust Corp.
             4.86%, 4/8/99                          4,999
           ------------------------------------------------
                                                   61,993
-----------------------------------------------------------


-----------------------------------------------------------
                                                  VALUE
-----------------------------------------------------------

 CERTIFICATES OF DEPOSIT--FOREIGN BANKS--6.6%
      (a)  Abbey National, N.A.
             4.82%, 4/20/99                      $  4,999
      (a)  Bank of Montreal
             4.90%, 4/1/99                          4,997
           Royal Bank of Canada
             4.90%, 4/29/99                        10,005
      (a)  Svenska Handelsbanken
             4.84%, 4/2/99                          4,999
           ------------------------------------------------
                                                   25,000
-----------------------------------------------------------
           TOTAL BANK OBLIGATIONS--23.0%
           (AVERAGE MATURITY: 17 DAYS)             86,993

-----------------------------------------------------------
 U.S. GOVERNMENT AGENCY NOTES
-----------------------------------------------------------
           Federal Home Loan Mortgage Corp.
             4.85%, 5/18/99                        24,843
           Federal National Mortgage
           Association
             4.72%, 4/8/99                         19,982
           ------------------------------------------------
           TOTAL U.S. GOVERNMENT AGENCY
           NOTES--11.8%
           (AVERAGE MATURITY: 30 DAYS)             44,825
           ------------------------------------------------

           TOTAL INVESTMENTS--100.1%
           (AVERAGE MATURITY: 24 DAYS)            379,176
           ------------------------------------------------
           LIABILITIES, LESS CASH
           AND OTHER ASSETS--(.1)%                   (309)
           ------------------------------------------------
           NET ASSETS--100%                      $378,867
           ------------------------------------------------

-------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------
Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at March 31, 1999. The dates shown represent the demand date or next interest rate change date.

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1999 (UNAUDITED)
(IN THOUSANDS)

------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------
Investments, at amortized cost                                  $379,176
------------------------------------------------------------------------
Cash                                                                 752
------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                                    29
------------------------------------------------------------------------
  Interest                                                         1,116
------------------------------------------------------------------------
    TOTAL ASSETS                                                 381,073
------------------------------------------------------------------------

------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
------------------------------------------------------------------------
Payable for:
  Dividends                                                          205
------------------------------------------------------------------------
  Fund shares redeemed                                               560
------------------------------------------------------------------------
  Management fee                                                     171
------------------------------------------------------------------------
  Distribution services fee                                          173
------------------------------------------------------------------------
  Administrative services fee                                         91
------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses             706
------------------------------------------------------------------------
  Trustees' fees and other                                           300
------------------------------------------------------------------------
    Total liabilities                                              2,206
------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                     $378,867
------------------------------------------------------------------------

------------------------------------------------------------------------
 THE PRICING OF SHARES
------------------------------------------------------------------------
Net asset value and redemption price per share
------------------------------------------------------------------------
CLASS A SHARES
  ($154,094 / 154,094 shares outstanding)                          $1.00
------------------------------------------------------------------------
CLASS B SHARES
  (subject to contingent deferred sales charge)
  ($187,932 / 187,932 shares outstanding)                          $1.00
------------------------------------------------------------------------
CLASS C SHARES
  (subject to contingent deferred sales charge)
  ($36,841 / 36,841 shares outstanding)                            $1.00
------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)
(IN THOUSANDS)

-----------------------------------------------------------------------
NET INVESTMENT INCOME
-----------------------------------------------------------------------
  Interest income                                               $11,211
-----------------------------------------------------------------------
Expenses:
  Management fee                                                    884
-----------------------------------------------------------------------
  Distribution services fee                                       1,034
-----------------------------------------------------------------------
  Administrative services fee                                       550
-----------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses          1,198
-----------------------------------------------------------------------
  Professional fees                                                  21
-----------------------------------------------------------------------
  Reports to shareholders                                            60
-----------------------------------------------------------------------
  Trustees' fees and other                                          143
-----------------------------------------------------------------------
    Total expenses                                                3,890
-----------------------------------------------------------------------
NET INVESTMENT INCOME                                           $ 7,321
-----------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

(IN THOUSANDS)

                                                            SIX MONTHS ENDED
                                                             MARCH 31, 1999                 YEAR ENDED
                                                              (UNAUDITED)               SEPTEMBER 30, 1998
----------------------------------------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
Net investment income                                           $  7,321                      11,073
----------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income              (7,321)                    (11,073)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions
and total increase (decrease) in net assets                     (170,522)                    209,734
----------------------------------------------------------------------------------------------------------
 NET ASSETS
----------------------------------------------------------------------------------------------------------
Beginning of period                                              549,389                     339,655
----------------------------------------------------------------------------------------------------------
END OF PERIOD                                                   $378,867                     549,389
----------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1    DESCRIPTION OF THE
     FUND Kemper Cash Reserves Fund (the fund) is a separate series of Kemper Portfolios, an open-end management investment company organized as a business trust under the laws of Massachusetts. The fund offers four classes of shares. Class A shares are sold without an initial sales charge but are subject to the applicable sales charge if exchanged into Class A shares of another Kemper Mutual Fund. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares (none sold through March 31, 1999) are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------

2    SIGNIFICANT
     ACCOUNTING POLICIES     INVESTMENT VALUATION. Investments are stated at
                             amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between the fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

                             FUND SHARE VALUATION AND DIVIDENDS TO
                             SHAREHOLDERS. Fund shares are sold and redeemed on a continuous basis at net asset value. Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the close of the Exchange. The net asset value per share is determined separately for each class by dividing the fund's net assets attributable to that class by the number of shares of the class outstanding. The fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

                             FEDERAL INCOME TAXES. The fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the fund paid no federal income taxes and no federal income tax provision was required.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3    TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. The fund has a management
                             agreement with Scudder Kemper Investments, Inc.
                             (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of .40% of the first $250 million of average daily net assets declining to .25% of average daily net assets in excess of $12.5 billion. The fund incurred a management fee of $884,000 for the six months ended March 31, 1999.

                             UNDERWRITING AND DISTRIBUTION SERVICES
                             AGREEMENT. The fund has an underwriting and distribution services agreement with Kemper Distributors, Inc. (KDI). For services under the distribution services agreement, the fund pays KDI a fee of .75% of average daily net assets of the Class B and Class C shares pursuant to separate Rule 12b-1 plans for the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees and CDSC received by KDI for the six months ended March 31, 1999 are $1,758,000.

                             ADMINISTRATIVE SERVICES AGREEMENT. The fund has an administrative services agreement with KDI. For providing information and administrative services to shareholders, the fund pays KDI a fee at an annual rate of up to .25% of average daily net assets. KDI in turn has various arrangements with financial services firms that provide these services and pays these firms based on assets of fund accounts the firms service. Administrative services fees (ASF) paid by the fund to KDI for the six months ended March 31, 1999 are $550,000.

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the fund. Under the agreement, KSvC received shareholder services fees of $774,000 for the six months ended March 31, 1999.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the fund are also officers or directors of Scudder Kemper. For the six months ended March 31, 1999, the fund made no payments to its officers and incurred trustees' fees of $6,000 to independent trustees.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4    CAPITAL SHARE
     TRANSACTIONS            The following table summarizes the activity in
                             capital shares of the fund (dollar amounts and number of shares are the same).

                                                                 SIX MONTHS ENDED           YEAR ENDED
                                                                  MARCH 31, 1999        SEPTEMBER 30, 1998
                                                                 ----------------       ------------------
                                                                              (IN THOUSANDS)
                              SHARES SOLD
                              Class A                              $ 2,420,116               2,248,959
                             -----------------------------------------------------------------------------
                              Class B                                  450,093                 635,811
                             -----------------------------------------------------------------------------
                              Class C                                  536,255                 868,930
                             -----------------------------------------------------------------------------
                              SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                              Class A                                    2,223                   2,882
                             -----------------------------------------------------------------------------
                              Class B                                    2,593                   5,110
                             -----------------------------------------------------------------------------
                              Class C                                      680                     851
                             -----------------------------------------------------------------------------
                              SHARES REDEEMED
                              Class A                               (2,478,697)             (2,173,206)
                             -----------------------------------------------------------------------------
                              Class B                                 (535,808)               (545,554)
                             -----------------------------------------------------------------------------
                              Class C                                 (567,977)               (834,049)
                             -----------------------------------------------------------------------------
                              CONVERSION OF SHARES
                              Class A                                   13,681                  27,612
                             -----------------------------------------------------------------------------
                              Class B                                  (13,681)                (27,612)
                             -----------------------------------------------------------------------------
                              NET INCREASE (DECREASE)
                              FROM CAPITAL SHARE
                              TRANSACTIONS AND TOTAL
                              INCREASE (DECREASE) IN NET
                              ASSETS                               $  (170,522)                209,734
                             -----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                               ----------------------------------------------------------------------
                                                                           CLASS A SHARES
                                               ----------------------------------------------------------------------
                                               SIX MONTHS                                  TWO MONTHS      YEAR ENDED
                                                  ENDED       YEAR ENDED SEPTEMBER 30,        ENDED         JULY 31,
                                                MARCH 31,     ------------------------    SEPTEMBER 30,    ----------
                                                  1999        1998      1997      1996        1995            1995
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $1.00       1.00      1.00      1.00        1.00            1.00
---------------------------------------------------------------------------------------------------------------------
Net investment income                               .02        .04       .04       .05         .01             .05
---------------------------------------------------------------------------------------------------------------------
Less dividends declared                             .02        .04       .04       .05         .01             .05
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $1.00       1.00      1.00      1.00        1.00            1.00
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                      1.99%      4.58      4.57      4.67         .85            4.99
---------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------------------------------
Expenses                                           1.19%      1.21      1.16      1.08         .92             .89
---------------------------------------------------------------------------------------------------------------------
Net investment income                              3.94%      4.49      4.45      4.53        5.11            4.75
---------------------------------------------------------------------------------------------------------------------


                                               ----------------------------------------------------------------------
                                                                          CLASS B SHARES
                                               ----------------------------------------------------------------------
                                              SIX MONTHS                                   TWO MONTHS      YEAR ENDED
                                                 ENDED       YEAR ENDED SEPTEMBER 30,         ENDED         JULY 31,
                                               MARCH 31,     -------------------------    SEPTEMBER 30,    ----------
                                                 1999        1998       1997      1996        1995            1995
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $1.00        1.00      1.00      1.00        1.00            1.00
---------------------------------------------------------------------------------------------------------------------
Net investment income                              .01         .03       .03       .04         .01             .04
---------------------------------------------------------------------------------------------------------------------
Less dividends declared                            .01         .03       .03       .04         .01             .04
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $1.00        1.00      1.00      1.00        1.00            1.00
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                     1.48%       3.53      3.49      3.73         .71            4.08
---------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------------------------------
Expenses                                          2.20%       2.22      2.19      1.99        1.79            1.78
---------------------------------------------------------------------------------------------------------------------
Net investment income                             2.92%       3.48      3.42      3.62        4.24            3.86
---------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                            -------------------------------------------------------------------------------
                                                                            CLASS C SHARES
                                            -------------------------------------------------------------------------------
                                            SIX MONTHS                                           TWO MONTHS      YEAR ENDED
                                              ENDED            YEAR ENDED SEPTEMBER 30,             ENDED         JULY 31,
                                            MARCH 31,       ------------------------------      SEPTEMBER 30,    ----------
                                               1999         1998         1997         1996          1995            1995
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $1.00         1.00         1.00         1.00          1.00            1.00
---------------------------------------------------------------------------------------------------------------------------
Net investment income                           .02          .04          .04          .04           .01             .04
---------------------------------------------------------------------------------------------------------------------------
Less dividends declared                         .02          .04          .04          .04           .01             .04
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $1.00         1.00         1.00         1.00          1.00            1.00
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                  1.65%        3.90         3.85         3.93           .71            4.08
---------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------------------------------------
Expenses                                       1.87%        1.88         1.84         1.79          1.78            1.76
---------------------------------------------------------------------------------------------------------------------------
Net investment income                          3.26%        3.82         3.77         3.82          4.25            3.88
---------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
---------------------------------------------------------------------------------------------------------------------------

                                           SIX MONTHS                                        TWO MONTHS
                                             ENDED          YEAR ENDED SEPTEMBER 30,            ENDED       YEAR ENDED
                                           MARCH 31,    ---------------------------------   SEPTEMBER 30,    JULY 31,
                                              1999       1998         1997         1996         1995           1995
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in
thousands)                                  $378,867    549,389      339,655      207,616      176,557       213,031
----------------------------------------------------------------------------------------------------------------------

NOTES: The total returns for the year ended July 31, 1995 include the effect of a capital contribution from Scudder Kemper. Without the capital contribution, the total returns would have been 4.07% in Class A, 3.16% in Class B and 3.16% in Class C. Data for the period ended March 31, 1999 is unaudited.

SHAREHOLDERS' MEETING

SPECIAL SHAREHOLDERS' MEETING

On December 17, 1998, a special shareholders' meeting was held. Kemper Cash Reserves Fund shareholders were asked to vote on two separate issues: approval of the new Investment Management Agreement between the fund and Scudder Kemper Investments, Inc., and to modify or eliminate certain policies and to eliminate the shareholder approval requirement as to certain other matters. The following are the results.

1) Approval of the new Investment Management Agreement between the fund and Scudder Kemper Investments, Inc. This item was approved.

         For       Against     Abstain
      263,478,737 6,577,176   15,086,323

2) To modify or eliminate certain policies and to eliminate the shareholder approval requirements as to certain other matters. These items were approved.

Investment objectives

                                           Broker
      For       Against      Abstain     Non-Votes
  191,164,722  11,467,666   25,810,353   56,699,496

Investment policies

                                           Broker
      For       Against      Abstain     Non-Votes
  191,199,914  11,416,023   25,826,804   56,699,496

Diversification

                                           Broker
      For       Against      Abstain     Non-Votes
  192,302,826  11,313,112   25,826,804   56,699,496

Borrowing

                                           Broker
      For       Against      Abstain     Non-Votes
  191,162,670  11,453,267   25,826,804   56,699,496

Senior securities

                                           Broker
      For       Against      Abstain     Non-Votes
  191,371,448  11,244,489   25,826,804   56,699,496

Concentration

                                           Broker
      For       Against      Abstain     Non-Votes
  191,308,132  11,307,805   25,826,804   56,699,496

Underwriting of securities

                                           Broker
      For       Against      Abstain     Non-Votes
  191,392,183  11,223,755   25,826,804   56,699,496

Investment in real estate

                                           Broker
      For       Against      Abstain     Non-Votes
  191,071,341  11,544,597   25,826,804   56,699,496

Purchase of commodities

                                           Broker
      For       Against      Abstain     Non-Votes
  191,390,195  11,225,742   25,826,804   56,699,496

Lending

                                           Broker
      For       Against      Abstain     Non-Votes
  191,229,780  11,386,158   25,826,804   56,699,496

Margin purchases and short sales

                                           Broker
      For       Against      Abstain     Non-Votes
  190,827,796  11,788,141   25,826,804   56,699,496

Purchases of securities of related issuers

                                           Broker
      For       Against      Abstain     Non-Votes
  190,942,570  11,673,368   25,826,804   56,699,496

Restricted and illiquid securities

                                           Broker
      For       Against      Abstain     Non-Votes
  191,059,854  11,556,084   25,826,804   56,699,496

Purchases of securities

                                           Broker
      For       Against      Abstain     Non-Votes
  191,301,623  11,314,314   25,826,804   56,699,496

Purchases of options and warrants

                                           Broker
      For       Against      Abstain     Non-Votes
  191,214,257  11,401,681   25,826,804   56,699,496

Investment for the purpose of exercising control or management

                                           Broker
      For       Against      Abstain     Non-Votes
  191,238,025  11,377,913   25,826,804   56,699,496

Investment in mineral exploration

                                           Broker
      For       Against      Abstain     Non-Votes
  190,960,317  11,655,621   25,826,804   56,699,496

Investment in issuers with short histories

                                           Broker
      For       Against      Abstain     Non-Votes
  190,779,028  11,836,909   25,826,804   56,699,496

Investment in other investment companies

                                           Broker
      For       Against      Abstain     Non-Votes
  190,860,204  11,755,734   25,826,804   56,699,496

Investment other than in accordance with objectives and policies

                                           Broker
      For       Against      Abstain     Non-Votes
  190,315,085  12,300,853   25,826,804   56,699,496

NOTES

TRUSTEES AND OFFICERS

TRUSTEES                     OFFICERS
DANIEL PIERCE                MARK S. CASADY            RICHARD L. VANDENBERG
Chairman and Trustee         President                 Vice President

LEWIS A. BURNHAM             PHILIP J. COLLORA         LINDA J. WONDRACK
Trustee                      Vice President            Vice President
                             and Secretary
DONALD L. DUNAWAY                                      MAUREEN E. KANE
Trustee                      JOHN R. HEBBLE            Assistant Secretary
                             Treasurer
ROBERT B. HOFFMAN                                      CAROLINE PEARSON
Trustee                      ANN M. MCCREARY           Assistant Secretary
                             Vice President
DONALD R. JONES                                        ELIZABETH C. WERTH
Trustee                      ROBERT C. PECK, JR.       Assistant Secretary
                             Vice President
THOMAS W. LITTAUER                                     BRENDA LYONS
Trustee & Vice President     KATHRYN L. QUIRK          Assistant Treasurer
                             Vice President
SHIRLEY D. PETERSON
Trustee                      FRANK J. RACHWALSKI, JR.
                             Vice President
WILLIAM P. SOMMERS
Trustee


--------------------------------------------------------------------------------
LEGAL COUNSEL                 VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                              222 North LaSalle Street
                              Chicago, IL 60601
--------------------------------------------------------------------------------
SHAREHOLDER                   KEMPER SERVICE COMPANY
SERVICE AGENT                 P.O. Box 419557
                              Kansas City, MO 64141
--------------------------------------------------------------------------------
CUSTODIAN AND                 STATE STREET BANK AND TRUST COMPANY
TRANSFER AGENT                225 Franklin Street
                              Boston, MA 02109

                              INVESTORS FIDUCIARY TRUST COMPANY
                              801 Pennsylvania Avenue
                              Kansas City, MO 64105
--------------------------------------------------------------------------------
PRINCIPAL                     KEMPER DISTRIBUTORS, INC.
UNDERWRITER                   222 South Riverside Plaza   Chicago, IL 60606
                              www.kemper.com



[KEMPER FUNDS LOGO]
LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)


Printed in the U.S.A. on recycled paper.
This report is not to be distributed
unless preceded or accompanied by a
Kemper Cash Reserves Fund prospectus.
KCRF - 3 (5/21/99) 1074050